Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2023	December 31, 2024
	NT$	NT$
	(In Millions)	(In Millions)

Financial assets

Mandatorily measured at FVTPL
Convertible preferred stocks	$13,307.2	$14,181.8
Mutual funds	110.3	886.9
Forward exchange contracts	701.2	207.7
Simple agreement for future equity	-	131.1
Convertible bonds	223.4	-

	$14,342.1	$15,407.5

Current	$924.6	$207.7
Noncurrent	13,417.5	15,199.8

	$14,342.1	$15,407.5

Financial liabilities

Held for trading
Forward exchange contracts	$121.4	$466.5

Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied
Outstanding forward exchange contracts consisted of the following:

	Maturity Date	Contract Amount (In Millions)

December 31, 2023

Sell NT$	January 2024	NT$ 26,251.8
Sell US$	January 2024 to March 2024	US$ 1,112.0
Sell JPY	January 2024	JPY 20,000.0

December 31, 2024

Sell US$	January 2025 to March 2025	US$ 3,331.4
Sell JPY	January 2025	JPY 45,234.0